Acquisition of Orbital ATK	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
2. ACQUISITION OF ORBITAL ATK
On June 6, 2018, the company completed its previously announced acquisition of Orbital ATK, by acquiring all of the outstanding shares of Orbital ATK for a purchase price of $7.7 billion in cash. On the Merger date, Orbital ATK became a wholly-owned subsidiary of the company and its name was changed to Northrop Grumman Innovation Systems, Inc. We established Innovation Systems as a new, fourth business sector. Its main products include precision munitions and armaments; tactical missiles and subsystems; ammunition; launch vehicles; space and strategic propulsion systems; aerospace structures; space exploration products; and national security and commercial satellite systems and related components/services. The acquisition was financed with proceeds from the company’s debt financing completed in October 2017 and cash on hand. We believe this acquisition has enabled us to broaden our capabilities and offerings, provide additional innovative solutions to meet our customers’ emerging requirements, create value for shareholders and provide expanded opportunities for our combined employees.
The operating results of legacy Innovation Systems subsequent to the Merger date are included in the company’s consolidated results of operations and reflected in the Space Systems, Defense Systems and Aeronautics Systems sectors. We recognized customer sales of $3.1 billion, operating income of $342 million and net earnings of $273 million related to legacy Innovation Systems businesses for the period from the Merger date to December 31, 2018.
The company recognized $29 million of acquisition-related costs that were expensed as incurred during the year ended December 31, 2018. These costs are included in Product and Service cost in the consolidated statements of earnings and comprehensive income.
Purchase Price Allocation
The acquisition was accounted for as a purchase business combination. As such, the company recorded the assets acquired and liabilities assumed at fair value, with the excess of the purchase price over the fair value of assets acquired and liabilities assumed recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires significant judgment, including the amount and timing of expected future cash flows, long-term growth rates and discount rates. In some cases, the company used discounted cash flow analyses, which were based on our best estimate of future sales, earnings and cash flows after considering such factors as general market conditions, customer budgets, existing firm and future orders, changes in working capital, long term business plans and recent operating performance. Use of different estimates and judgments could yield materially different results.
During the second quarter of 2019, the company finalized its determination of the fair values of the assets acquired and liabilities assumed as of the Merger date. Based on additional information obtained during the measurement period, the company refined its initial assessment of fair value and recognized the following significant adjustments to our preliminary purchase price allocation: Intangible assets increased $220 million, Other current liabilities increased $114 million, Pension and OPB plan liabilities increased $56 million, Other non-current liabilities increased $53 million, Other current assets increased $44 million and Goodwill decreased $36 million. These adjustments did not result in a material impact on the financial results of prior periods.
The Merger date fair value of the consideration transferred totaled $7.7 billion in cash, which was comprised of the following:

$ in millions, except per share amounts	Purchase price
Shares of Orbital ATK common stock outstanding as of the Merger date	57,562,152
Cash consideration per share of Orbital ATK common stock	$134.50
Total purchase price	$7,742

The following purchase price allocation table presents the company’s final determination of the fair values of assets acquired and liabilities assumed at the Merger date:

$ in millions	As of June 6, 2018
Cash and cash equivalents	$85
Accounts receivable	596
Unbilled receivables	1,237
Inventoried costs	220
Other current assets	237
Property, plant and equipment	1,509
Goodwill	6,259
Intangible assets	1,525
Other non-current assets	151
Total assets acquired	11,819
Trade accounts payable	(397)
Accrued employee compensation	(158)
Advance payments and billings in excess of costs incurred	(222)
Below market contracts(1)	(151)
Other current liabilities	(412)
Long-term debt	(1,687)
Pension and OPB plan liabilities	(613)
Deferred tax liabilities	(248)
Other non-current liabilities	(189)
Total liabilities assumed	(4,077)
Total purchase price	$7,742

(1)	Included in Other current liabilities in the consolidated statements of financial position.
The following table presents a summary of purchased intangible assets and their related estimated useful lives:

	Fair Value (in millions)	Estimated Useful Life in Years
Customer contracts	$1,245	9
Commercial customer relationships	280	13
Total customer-related intangible assets	$1,525

The purchase price allocation resulted in the recognition of $6.3 billion of goodwill, which was allocated to the Space Systems, Defense Systems and Aeronautics Systems sectors (refer to Note 8). The goodwill recognized is attributable to expected revenue synergies generated by the integration of Northrop Grumman products and technologies with those of legacy Orbital ATK, synergies resulting from the consolidation or elimination of certain costs, and intangible assets that do not qualify for separate recognition, such as the assembled workforce of Orbital ATK. None of the goodwill is expected to be deductible for tax purposes.
Unaudited Supplemental Pro Forma Information
The following table presents unaudited pro forma financial information prepared in accordance with Article 11 of Regulation S-X and computed as if Orbital ATK had been included in our results as of January 1, 2017:

	Year Ended December 31
$ in millions, except per share amounts	2018	2017
Sales	$32,319	$30,634
Net earnings	3,417	2,938
Diluted earnings per share	19.57	16.73

The unaudited supplemental pro forma financial data has been calculated after applying our accounting policies and adjusting the historical results of Orbital ATK with pro forma adjustments, net of tax, that assume the acquisition occurred on January 1, 2017. Significant pro forma adjustments include the following:

1.	The impact of the adoption of ASC Topic 606 on Orbital ATK’s historical sales of $21 million and cost of sales of $21 million, for the year ended December 31, 2017.

2.	The elimination of intercompany sales and costs of sales between the company and Orbital ATK of $80 million and $155 million for the years ended December 31, 2018 and 2017, respectively.

3.
The elimination of nonrecurring transaction costs incurred by the company and Orbital ATK in connection with the Merger of $71 million and $57 million for the years ended December 31, 2018 and 2017, respectively.

4.
The recognition of additional depreciation expense, net of removal of historical depreciation expense, of $8 million and $40 million for the years ended December 31, 2018 and 2017, respectively, related to the step-up in fair value of acquired property, plant and equipment.

5.
Additional interest expense related to the debt issued to finance the Merger, including amortization of the debt issuance costs associated with the newly issued debt, of $208 million for the year ended December 31, 2017. Interest expense and amortization of debt issuance costs have been included in the company's historical financial statements since the date of issuance (October 12, 2017).

6.
The recognition of additional amortization expense, net of removal of historical amortization expense, of $90 million and $290 million for the years ended December 31, 2018 and 2017, respectively, related to the fair value of acquired intangible assets.

7.
The elimination of Orbital ATK’s historical amortization of net actuarial losses and prior service credits and impact of the revised pension and OPB net periodic benefit cost as determined under the company’s plan assumptions of $51 million and $110 million for the years ended December 31, 2018 and 2017, respectively.

8.
The income tax effect on the pro forma adjustments, which was calculated using the federal statutory tax rate in effect in each respective period, of $(5) million and $130 million for the years ended December 31, 2018 and 2017, respectively.

The unaudited pro forma financial information does not reflect the potential realization of revenue synergies or cost savings, nor does it reflect other costs relating to the integration of the two companies. This unaudited pro forma financial information should not be considered indicative of the results that would have actually occurred if the acquisition had been consummated on January 1, 2017, nor are they indicative of future results.